Repurchase of Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2014	Mar. 14, 2012
Stockholders' Equity Note [Abstract]
Authorized repurchase amount					$ 4,000
Repurchase of common stock, shares			171,000	975,571
Repurchase of common stock, value			$ 308	$ 2,513
Repurchased common stock, average price per share			$ 1.80	$ 2.57